Share-Based Payments - Pre-Acquisition Qualtrics Awards and Exchange Offer (Details) shares in Millions	Jan. 28, 2021 $ / shares shares
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled Qualtrics awards	1.3
Qualtrics Rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled Qualtrics rights	5.4
Qualtrics RSU Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled Qualtrics awards	12.8
Price per share | $ / shares	$ 30.00